RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	33,674,477	44,664,373
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,711,407	44,675,071
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,362,096	1,609,037
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	7,102,559	3,819,287
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	306,837	346,746
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	9,665,844	5,621,961
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,362,096	1,609,037
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	7,102,559	3,819,287
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	201,189	193,637
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	105,648	153,109
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	105,648	153,109
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,333,070	1,596,941
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,333,070	1,596,941
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,509,839	3,696,298
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,509,839	3,696,298
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	72,390	67,332
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	237,537	266,411
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	72,390	67,332
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	157,338	133,149
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	80,199	133,262
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	29,026	12,096
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,520,330	55,657
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	69,300	80,335
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	29,026	12,096
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,520,330	55,657
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	43,851	60,488
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 25,449	$ 19,847